Stock Plans, Share-Based Payments and Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Plans, Share-Based Payments and Warrants
4. Stock-Based Compensation

Stock Options

The Company accounts for stock option grants to employees and non-employee directors under the provisions of ASC 718, Stock Compensation. ASC 718 requires the recognition of the fair value of stock-based compensation in the statement of operations. In addition, the Company accounts for stock option grants to consultants under the provisions of ASC 505-50, Equity-Based Payments to Non-Employees, and as such, these stock options are revalued at each reporting period through the vesting period.

Gerald J. Kochanski, Chief Financial Officer, Treasurer and Corporate Secretary of Nephros, Inc., resigned effective June 15, 2013. The Company agreed, in consideration of Mr. Kochanski providing certain consulting services to the Company, to extend the exercise period of his outstanding vested stock options from September 15, 2013 to March 14, 2014. This modification did not result in any additional compensation expense.

The fair value of stock option awards is estimated using a Black-Scholes option pricing model. The fair value of stock-based awards is amortized over the vesting period of the award using the straight-line method.

The Company granted 176,875 stock options during the nine months ended September 30, 2013 to employees, non-employees, directors and consultants. These stock options vest over a three-year or four-year period and will be expensed over the applicable vesting period. The fair value of all stock-based awards granted during the nine months ended September 30, 2013, excluding those forfeited below, was approximately $96,000.

As a result of Mr. Kochanski’s resignation, 90,945 stock options that were granted to him were forfeited on June 15, 2013. Of these 90,945 stock options, 25,000 were granted during the nine month period ended September 30, 2013.

The following assumptions were used for options granted for the nine months ended September 30, 2013:

Nine Months Ended September 30, 2013
Risk-free interest rate	1.09-1.22%
Volatility	127.46 - 131.79%
Expected dividend yield	0%
Expected term	5.75 - 6.25 yrs

The Company calculates expected volatility for a stock-based grant based on historic monthly stock price observations of common stock during the period immediately preceding the grant that is equal in length to the expected term of the grant. The Company also estimates future forfeitures, using historical employee behaviors related to forfeitures, as a part of the estimate of expense as of the grant date. With respect to grants of options, the risk free rate of interest is based on the U.S. Treasury rates appropriate for the expected term of the grant.

Stock-based compensation expense was approximately $300,000 and $335,000 for the nine months ended September 30, 2013 and 2012, respectively. For the nine months ended September 30, 2013, approximately $275,000 and approximately $25,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statement of operations. For the nine months ended September 30, 2012, approximately $314,000 and approximately $21,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statement of operations.

There was no tax benefit related to expense recognized in the nine months ended September 30, 2013 and 2012, as the Company is in a net operating loss position. As of September 30, 2013, there was approximately $832,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans which will be amortized over the weighted average remaining requisite service period of 2.5 years. The unrecognized compensation disclosed above does not include the effect of future grants of equity compensation, if any. Of the total $832,000, the Company expects to recognize approximately 11% in the remaining interim periods of 2013, approximately 40% in 2014, approximately 38% in 2015, approximately 10% in 2016 and approximately 1% in 2017.

Restricted Stock

On August 20, 2013, the Company issued 28,329 shares of restricted stock as compensation for the services of non-employee directors. The grant date fair value of the restricted stock award was approximately $43,000 and was based on the fair value of the common stock on the date of grant, and compensation expense is recognized ratably over a six month period.

For the nine months ended September 30, 2013, including those restricted shares issued on August 20, 2013, 339,028 shares of restricted stock were granted to certain employees and non-employee directors. As a result of Mr. Kochanski’s resignation, 45,929 of those shares of were forfeited on June 15, 2013.

Total stock-based compensation expense for the restricted stock grant was approximately $217,000 for the nine months ended September 30, 2013. For the nine months ended September 30, 2013, approximately $53,000 and approximately $48,000 are included in Selling, General and Administrative expenses and Research and Development expenses, respectively, on the accompanying condensed consolidated statement of operations. The remaining expense related to the restricted stock awards issued to non-employee directors of approximately $116,000 was recorded to offset accrued director’s fees that were incurred prior to September 30, 2013. Any additional stock-based compensation related to non-employee directors will be recorded to stock-based compensation expense. As of September 30, 2013, there was approximately $14,000 of unrecognized compensation expense related to the restricted stock awards, which is expected to be recognized over the next five months.

Note 8 — Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the “2000 Plan”), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

As of December 31, 2012 and 2011, 2,053 options had been issued to non-employees under the 2000 Plan and were outstanding. Such options expire at various dates through March 15, 2014, all of which are fully vested. As of December 31, 2012 and 2011, 7,230 options had been issued to employees under the 2000 Plan and were outstanding. Such options expire at various dates between January 22, 2013 and March 15, 2014, all of which are fully vested.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

In 2004, the Board of Directors adopted and the Company’s stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan, and, in June 2005, the Company’s stockholders approved an amendment to such plan (as amended, the “2004 Plan”), that increased to 40,000 the number of shares of the Company’s common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In May 2007, the Company’s stockholders approved an amendment to the 2004 Plan that increased to 65,000 the number of shares of the Company’s common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In June 2008, the Company’s stockholders approved an amendment to the 2004 Plan that increased to 134,849 the number of shares of the Company’s common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In January 2011, the Company’s stockholders approved an amendment to the 2004 Plan that increased to 1,990,717 the number of shares of the Company’s common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan.

As of December 31, 2011, 443,128 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and March 24, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2011, there were 1,235,904 shares available for future grants under the 2004 Plan. As of December 31, 2011, 294,753 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and November 18, 2021, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

As of December 31, 2012, 1,316,628 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between April 27, 2015 and April 20, 2022, and vest upon a combination of the following: immediate vesting or straight line vesting of two to four years. At December 31, 2012, there were 19,904 shares available for future grants under the 2004 Plan. As of December 31, 2012, 637,253 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and April 23, 2022, and vest upon a combination of the following: immediate vesting or straight line vesting of two to four years.

An additional 331,550 options were issued to the Company’s CEO per terms of his employment agreement.

Share-Based Payment

Prior to the Company’s initial public offering, options were granted to employees, non-employees and non-employee directors at exercise prices which were lower than the fair market value of the Company’s stock on the date of grant. After the date of the Company’s initial public offering, stock options are granted to employees, non-employees and non-employee directors at exercise prices equal to the fair market value of the Company’s stock on the date of grant. Stock options granted have a life of 10 years.

Unvested options as of December 31, 2012 currently vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Expense is recognized, net of expected forfeitures, over the vesting period of the options. For options that vest upon the achievement of certain milestones, expense is recognized when it is probable that the condition will be met. Stock based compensation expense recognized for the years ended December 31, 2012 and 2011 was approximately $443,000 or less than $0.04 per share and approximately $256,000 or less than $0.03 per share, respectively.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2012	2011
Stock Price Volatility	123.48 – 128.54%	121.96 – 130.06%
Risk-Free Interest Rates	0.93 – 1.32%	1.08 – 2.42%
Expected Life (in years)	5.75 – 6.25	5.00 – 5.50
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company’s common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option’s life.

The total fair value of options vested during the fiscal year ended December 31, 2012 was approximately $506,000. The total fair value of options vested during the fiscal year ended December 31, 2011 was approximately $249,000.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

	Options Outstanding		Options Exercisable
Range of Exercise Price	Number Outstanding as of December 31, 2012	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2012	Weighted Average Exercise Price
$0.41 – $2.60	2,251,700	9.01	$0.94	736,635	$0.77
$15.00 – $29.80	28,853	5.63	$17.74	27,240	$17.78
$34.20 – $96.00	14,161	1.36	$52.99	14,160	$52.99
Total Outstanding	2,294,714		$1.46	778,035	$2.26

The number of new options granted in 2012 and 2011 is 1,547,550 and 702,500 respectively. The weighted-average fair value of options granted in 2012 and 2011 is $1.03 and $0.45, respectively.

The following table summarizes the option activity for the years ended December 31, 2012 and 2011:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2011	747,164	$2.14
Options granted	1,547,550	1.13
Options exercised	—	—
Options forfeited	—	—
Outstanding at December 31, 2012	2,294,714	1.46
Expected to vest at December 31, 2012	778,035	$2.26
Exercisable at December 31, 2012	2,206,747	$1.47

The aggregate intrinsic value of stock options outstanding at December 31, 2012 is $793,000 and the stock options vested or expected to vest is approximately $768,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 8.9 years.

The aggregate intrinsic value of stock options outstanding at December 31, 2011 is $126,000 and the stock options vested or expected to vest is approximately $121,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 9.1 years.

As of December 31, 2012, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $1,074,000 and will be amortized over the weighted-average remaining requisite service period of 3.0 years.

Warrants

The following table summarizes certain terms of all of the Company’s outstanding warrants at December 31, 2012 and 2011:

Total Outstanding Warrants at December 31, 2012

				Total Common Shares Issuable
Title of Warrant	Date Issued	Expiry Date	Exercise Price	2012	2011
Class D Warrants – Lambda	11/14/2007	3/10/2016	$0.40	8,806,575	8,806,575
Class D Warrants – Other	11/14/2007	11/14/2012	$0.40	—	447,197
Placement Agent Warrants	11/14/2007	11/14/2012	$0.40	—	228,887
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	3,057,190	4,153,503
March 2011 Lambda Warrants	3/10/2011	3/10/2016	$0.40	2,782,577	2,782,577
				14,679,971	16,452,368

The weighted average exercise price of the outstanding warrants was $0.45 for December 31, 2012 and 2011.

Class D Warrants

The Company issued Class D Warrants in 2007 to purchase an aggregate of 455,628 shares of the Company’s common stock to the Investors upon conversion of the purchased notes. The Company recorded the issuance of the Class D Warrants at their approximate fair market value of $3,763,000. The value of the Class D Warrants was computed using the Black-Scholes option pricing model. Our largest stockholder, Lambda Investors LLC, received Class D Warrants in 2007 to purchase 359,541 shares of the Company’s common stock and Other Investors received Class D Warrants in 2007 to purchase 96,087 shares of the Company’s common stock. A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant which is described below. See Issuance of Common Stock due to Class D Warrants’ Cashless Exercise Provision.

Effect of Shareholders’ Rights Offering in 2011

The Class D Warrants have full-ratchet anti-dilution provisions that were activated by the Shareholders’ Rights Offering in 2011. Following the closing of the rights offering in 2011, and after giving effect to the anti-dilution provisions, Lambda Investors agreed to surrender for cancellation warrants to purchase 7,372,348 shares of our common stock. In addition, following the closing of the rights offering, Lambda Investors’ existing warrants to purchase 8,806,575 shares that remain outstanding were amended to expire at the same time as the warrants issued in the rights offering, which is March 10, 2016.

The following table summarizes the Class D outstanding warrants at December 31, 2012 and 2011:

	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2010	359,541	9,937	369,478
Anti-dilution ratcheting provision	15,819,382	437,260	16,256,642
Surrendered-rights’ offering	(7,372,348)	0	(7,372,348)
As of December 31, 2011	8,806,575	447,197	9,253,772
Exercised in 2012	—	(352,034)	(352,034)
Expired in 2012	—	(95,163)	(95,163)
As of December 31, 2012	8,806,575	—	8,806,575

Issuance of Common Stock due to Class D Warrants’ Cashless Exercise Provision

The Series D warrants have a cashless exercise provision which states, “If, and only if, at the time of exercise pursuant to this Section 1 there is no effective registration statement registering, or no current prospectus available for, the sale of the Warrant Shares to the Holder or the resale of the Warrant Shares by the Holder and the VWAP (as defined below) is greater than the Per Share Exercise Price at the time of exercise, then this Warrant may also be exercised at such time and with respect to such exercise by means of a “cashless exercise” in which the Holder shall be entitled to receive a certificate for the number of Warrant Shares equal to the quotient obtained by dividing (i) the result of (x) the difference of (A) minus (B), multiplied by (y) (C), by (ii) (A), where:

(A) = the VWAP (as defined below) on the Trading Day (as defined below) immediately preceding the date of such election;
(B) = the Per Share Exercise Price of this Warrant, as adjusted; and
(C) = the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

“VWAP” means, for any date, the price determined by the first of the following clauses that applies: (a) if the Common Stock is then listed or quoted for trading on the New York Stock Exchange, American Stock Exchange, NASDAQ Capital Market, NASDAQ Global Market, NASDAQ Global Select Market or the OTC Bulletin Board, or any successor to any of the foregoing (a “Trading Market”), the daily volume weighted average price of the Common Stock on the Trading Market on which the Common Stock is then listed or quoted for trading as reported by Bloomberg L.P. for such date if such date is a date on which the Trading Market on which the Common Stock is then listed or quoted for trading (a “Trading Day”) or the nearest preceding Trading Date (based on a Trading Day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time); (b) if the Common Stock is not then listed or quoted for trading on a Trading Market and if prices for the Common Stock are then reported in the “Pink Sheets” published by Pink Sheets, LLC (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per share of the Common Stock so reported; or (c) in all other cases, the fair market value of a share of Common Stock as determined by an independent appraiser selected in good faith by the Holder and reasonably acceptable to the Company.”

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holder or the resale of the warrant shares by the holder and the VWAP (as defined above) was greater than the per share exercise price from June 8, 2009 through August 26, 2009.

A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant. As a result, 54,561 shares of common stock were issued to this Class D warrant holder in August 2009.

Class D warrant holders elected to exercise 352,034 of the outstanding Class D Warrants in 2012. As a result, 190,326 were exercised pursuant to the cashless exercise provision of the warrant. In addition, 161,708 warrants were exercised resulting in proceeds of approximately $65,000.

The number of shares outstanding in the December 31, 2012 balance sheet and the number of shares outstanding used in the earnings per share calculation for the twelve months ended December 31, 2012 include those shares outstanding as a result of the exercises discussed above.

Placement Agent Warrants

The Company issued placement agent warrants in 2007 to purchase an aggregate of 87,819 shares of the Company’s common stock to the Company’s placement agents in connection with their roles in the Company’s fall 2007 financing (“the 2007 Financing”). The Company recorded the issuance of the placement agent warrants at their approximate fair market value of $1,047,000. The value of the placement agent warrants was computed using the Black-Scholes option pricing model.

Placement Agents elected to exercise 81,335 of the 87,819 Placement Agent Warrants outstanding in June 2009. All elected the Cashless Exercise provision of their warrants. As a result, 36,913 shares of common stock were issued to the Placement Agents in June 2009.

Effect of Shareholders’ Rights Offering in 2011

The Placement Agent Warrants have full-ratchet anti-dilution provisions that were activated by the shareholders’ rights offering in 2011. The outstanding Placement Agent expired on November 12, 2012.

Issuance of Common Stock due to Placement Agent Warrants’ Cashless Exercise Provision

National Securities Corporation (“NSC”) and Dinosaur Securities, LLC (“Dinosaur” and together with NSC, the “Placement Agents”) acted as co-placement agents in connection with the 2007 Financing pursuant to an Engagement Letter, dated June 6, 2007 and a Placement Agent Agreement dated September 18, 2007. The Placement Agents received (i) an aggregate cash fee equal to 8% of the face amount of the notes purchased in the 2007 Financing (“the Purchased Notes”) and paid 6.25% to NSC and 1.75% to Dinosaur, and (ii) warrants (“Placement Agent Warrant”) with a term of five years from the date of issuance to purchase 10% of the aggregate number of shares of the Company’s common stock issued upon conversion of the Purchased Notes with an exercise price per share of the Company’s common stock equal to $14.10. The Company issued Placement Agents Warrants to purchase an aggregate of 87,819 shares of the Company’s common stock to the Placement Agent in November 2007 in connection with their roles in the 2007 Financing.

The Placement Agent Warrants have a cashless exercise provision identical to that in the Series D Warrants.

The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holders or the resale of the warrant shares by the holders and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009. Several Placement Agents elected to exercise the cashless exercise provision of their warrants.

July 2009 Private Placement

On July 24, 2009, the Company raised gross proceeds of $1,251,000 through the private placement to eight accredited investors of an aggregate of 67,258 shares of its common stock and warrants to purchase an aggregate of 33,629 shares of its common stock, representing 50% of the shares of common stock purchased by each investor. The Company sold the shares to investors at a price per share equal to $18.60. The warrants have an exercise price of $22.40, are exercisable immediately and will terminate on July 24, 2014. The warrants have no anti-dilution ratcheting provision therefore; they did not increase as a result of the 2011 Shareholders’ Rights Offering.

2011 Shareholders’ Rights Offering

On March 10, 2011, Nephros announced the completion of its rights offering and private placement that together resulted in gross proceeds of approximately $3.2 million and net proceeds of approximately $2.3 million to Nephros after deducting the payments to Lambda Investors LLC and after estimated expenses of the rights offering. In the rights offering, Nephros sold 4,964,854 units at $0.40 per unit for gross proceeds of approximately $2.0 million, resulting in the issuance of 4,964,854 shares of common stock and warrants to purchase an aggregate of 4,590,171 shares of common stock. The warrants expire on March 10, 2016 and have an exercise price of $0.40 per share.

On March 10, 2011, based on the completion of the rights offering, Lambda Investors LLC, the Company’s largest stockholder, purchased in a private placement 3,009,711 units at a per unit purchase price of $0.40 for aggregate gross proceeds of approximately $1.2 million, pursuant to a purchase agreement between Nephros and Lambda Investors LLC. Each unit consisted of one share of common stock and a warrant to purchase 0.924532845 shares of common stock at an exercise price of $0.40 per share for a period of five years following the issue date of the warrant, resulting in Lambda Investors LLC acquiring 3,009,711 shares of common stock and a warrant to purchase 2,782,577 shares of common stock. Net proceeds, after deducting the aggregate of $666,650 in payments due Lambda Investors LLC were approximately $537,000.

On January 10, 2011, the Company’s stockholders voted to implement a 1:20 reverse stock split of the Company’s common stock. The reverse split became effective on March 11, 2011. All of the share and per share amounts discussed in these financial statements on Form 10-K have been adjusted to reflect the effect of this reverse split.

Warrants exercised during 2012 and 2011

Shareholders exercised 1,096,313 for proceeds of approximately $438,000 and 436,668 warrants for proceeds of approximately $174,000 for the years ended December 31, 2012 and 2011, respectively.